Equity	12 Months Ended
Sep. 30, 2025
Equity [abstract]
Equity
14.
EQUITY

As of September 30, 2025, the Company had 183,906,056 no par value ordinary shares outstanding. As of September 30, 2024, the Company had 187,829,202 no par value ordinary shares outstanding.

Capital Reorganization

Prior to the IPO, the Company completed a capital reorganization. On October 2, 2023, the Company converted its share capital, comprised of 182,721,369 ordinary shares of €1.00 par value into 182,721,369 no par value ordinary shares.

In addition, on October 10, 2023, the Company entered into the TRA with MidCo in consideration for the repurchase of 5,648,465 ordinary shares of the Company from MidCo, which were subsequently cancelled. Please refer to Note 16 – Tax Receivable Agreement for further details on the TRA.

Initial Public Offering

On October 13, 2023, the Company closed its IPO. Birkenstock issued and sold 10,752,688 ordinary shares at an initial public offering price of $46.00. The total proceeds from the IPO available to Birkenstock, net of underwriting discounts and commissions but before expenses, amounted to $473.6 million (€450.0 million). The underwriting commission fees for the IPO totaled €19.8 million. The deferred offering costs, which were deducted from Share Premium as part of the IPO transaction, amounted to €3.0 million. The Company used the majority of the proceeds received from the IPO, together with cash on hand, to repay €100.0 million in aggregate principal amount of the loan outstanding under the agreement with AB-Beteiligungs GmbH (the "Vendor Loan") and $450.0 million (€423.8 million) in aggregate principal amount of borrowings outstanding under the USD-denominated facility under the Senior Term Facilities Agreement entered into by our subsidiary, Birkenstock Limited Partner S.à r.l., in April 2021 (the "Original US Term Loan").

As of October 13, 2023, the Company had 187,825,592 no par value ordinary shares outstanding.

Secondary Offerings

On June 28, 2024, the Company completed a secondary offering of 14,000,000 ordinary shares on behalf of MidCo ("selling shareholder") at a price of $54.00 per share (the "June 2024 Secondary Offering"). On July 3, 2024, as part of the secondary offering, the underwriters exercised their option to purchase an additional 2,100,000 ordinary shares at $54.00 per share. This resulted in the sale of a total of 16,100,000 ordinary shares, which were held by the selling shareholder. The Company incurred €1.9 million in costs associated with the June 2024 Secondary Offering on behalf of MidCo. These costs were recorded in "General and administrative expenses".

On May 30, 2025, the Company completed another secondary offering of 14,000,000 ordinary shares on behalf of MidCo at a price of $52.50 per share (the "May 2025 Secondary Offering"). On the same day, as part of this secondary offering, the underwriters exercised their option to purchase an additional 2,100,000 ordinary shares at $52.50 per share. This resulted in the sale of a total of 16,100,000 ordinary shares, which were held by the selling shareholder. The Company incurred €1.7 million in costs associated with the May 2025 Secondary Offering on behalf of MidCo. These costs were recorded in "General and administrative expenses".

The Company did not issue additional ordinary shares and did not receive any proceeds from the secondary offerings.

MidCo remains the Company's controlling shareholder after both secondary offerings.

Share Redemption

On May 30, 2025, in connection with the May 2025 Secondary Offering, the Company repurchased 3,927,344 ordinary shares by way of redemption from the underwriters ("Share Redemption"). The ordinary shares were repurchased at $50.925 per share, which equals the May 2025 Secondary Offering price per share, less underwriting discounts and commissions. The ordinary shares redeemed by the Company pursuant to the Share Redemption were subsequently cancelled and are no longer outstanding. The Share Redemption was recognized as a €176.4 million reduction to Share premium during the year ended September 30, 2025.